                                                            [MetLife Letterhead]

                                             JOHN E. CONNOLLY, JR.
                                             ASSISTANT GENERAL COUNSEL
                                             Metropolitan Life Insurance Company
                                             501 Boylston Street
                                             Boston, MA 02116-3700

VIA EDGAR TRANSMISSION

October 27, 2006

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re: MetLife Life and Annuity Company of Connecticut (MLACC)
    MetLife of CT Separate Account Eight for Variable Annuities
    Premier Advisers Asset Manager
    Premier Advisers L
    Premier Advisers L (Series II)
    333-60215 and 811-08907
    Rule 497(j) Certification

Commissioners:

     On behalf of MetLife Life and Annuity Company of Connecticut (MLACC) (the "Company") and MetLife of CT Separate Account Eight for Variable Annuities (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of Prospectus Supplement dated November 13, 2006 to the Prospectuses dated May 1, 2006, being used for certain variable annuity contracts offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the Prospectus Supplement to the Prospectuses contained in Post-Effective Amendment No. 12 for the Account filed electronically with the Commission on October 23, 2006.

     If you have any questions, please contact me at (617) 578-3031.

Sincerely,


/s/ John E. Connolly, Jr.
-------------------------------------
John E. Connolly, Jr.
Assistant General Counsel